Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
Dec. 31, 2023
Minimum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	2.00%
Minimum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	7.00%
Minimum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	7.00%
Minimum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	13.00%
Maximum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	19.00%
Maximum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	32.00%
Maximum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	13.00%
Maximum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	18.00%
Weighted Average | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	15.00%